Share Capital - Restricted Share Unit Plan, Additional Information (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2020 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued	88,876	51,855
Number of shares outstanding	219,961	131,085
Weighted average fair value price, equity instruments granted in share-based payment arrangement, | $ / shares	$ 13.86	$ 14.26
Other equity instruments granted in share-based payment arrangement, grant date fair value | $	$ 2.2	$ 2.4
Restricted share unit plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of common shares to be received per unit	1
Redemption period	30 days
Vesting period	3 years
Number of shares issued	160,320	171,106
Number of shares outstanding	263,202	171,106	0